Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
Schedule of derivative financial instruments

	2025		2024
	Assets	Liabilities	Assets	Liabilities

Operations with derivatives	452,203	168,711	379,888	224,275
Other derivatives(i)	-	-	522,822	-
	452,203	168,711	902,710	224,275

Current portion	(452,203)	(168,711)	(379,888)	(224,275)
Non-current portion	-	-	522,822	-

Schedule of financial instruments measured at fair value

	2025
	Level 1	Level 2	TOTAL

Total assets	2,639,447	627,520	3,266,967

Financial assets at fair value through profit or loss	2,639,447	627,520	3,266,967

Derivative financial instruments	-	452,203	452,203
Marketable securities	2,300,655	-	2,300,655
Other financial assets	338,792	175,317	514,109

Total liabilities	-	168,711	168,711

Financial liabilities at fair value through profit or loss	-	168,711	168,711

Derivative financial instruments	-	168,711	168,711

	2024
	Level 1	Level 2	TOTAL

Total assets	2,662,076	1,240,985	3,903,061

Financial assets at fair value through profit or loss	2,662,076	1,240,985	3,903,061

Derivative financial instruments	-	379,888	379,888
Other derivatives	-	522,822	522,822
Marketable securities	2,449,682	-	2,449,682
Other financial assets	212,394	338,275	550,669

Total liabilities	-	224,275	224,275

Financial liabilities at fair value through profit or loss	-	224,275	224,275

Derivative financial instruments	-	224,275	224,275

Schedule of financial risk

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total debt	Total swap (Long position)¹		Long position	Short position
BRL	IPCA x DI	BNB	XP & ITAU	399,975	400,926	100%	IPCA + 1.22−1.49% p.a.	55.19−69.50% CDI
BRL	IPCA x DI	DEBENTURE	ITAU	2,060,566	2,062,508	100%	IPCA + 4.0432% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	329,567	330,551	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%) and few debt contracts linked to IPCA were remeasured due to the deflation. After related taxes, coverage remains at 100%.

December 31, 2024

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total debt	Total swap (Long position)¹		Long position	Short position
USD	SOFR x DI	KFW/ Finnvera	Bank of America	33,031	33,031	100%	SOFR + 1.17826% p.a.	92.59% CDI
BRL	IPCA x DI	BNB	XP & ITAU	585,129	586,525	100%	IPCA + 1.22−1.49% p.a.	55.19−69.50% CDI
BRL	IPCA x DI	DEBENTURE	ITAU	1,972,245	1,976,088	100%	IPCA + 4.0432% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	385,592	386,743	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

Schedule of sensitivity analysis of derivative financial instruments

Sensitivity scenario (i)		Fair value in USD, EUR, BRL and IPCA (ii)	A) ∆ Accumulated variation in debt	Fair value of the long position of the swap (+)	Fair value of the short position of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final result (B-A)

	Dez/25	2,624,576	-	2,624,576	(2,340,693)	283,883	-	-

CDI	probable	2,624,576	-	2,624,576	(2,340,693)	283,883	-	-
	possible	2,624,576	-	2,624,576	(2,338,633)	285,943	2,060	2,060
	remote	2,624,576	-	2,624,576	(2,336,836)	287,740	3,857	3,857
IPCA	probable	2,624,576	-	2,624,576	(2,340,693)	283,883	-	-
	possible	2,553,420	(71,156)	2,553,420	(2,340,693)	212,727	(71,156)	-
	remote	2,486,228	(138,348)	2,486,228	(2,340,693)	145,535	(138,348)	-

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

(ii)	BNB, Debenture and BNDES.

Schedule of risk variable of derivative financial instruments

Risk variable	Sensitivity scenario (i)	CDI	IPCA

CDI	Probable	14.90%	4.26%
	Possible	18.63%	4.26%
	Remote	22.35%	4.26%
IPCA	Probable	14.90%	4.26%
	Possible	14.90%	5.33%
	Remote	14.90%	6.39%

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

Schedule of chart of gains and losses with derivatives

	2025	2024	2023
Net income (loss) from derivative operations	(42,513)	(78,964)	(210,397)
Income (loss) from operations with other derivatives	(165,780)	19,587	39,173

Schedule of capital management

	2025	2024

Total loans and derivatives (Notes 20 and 36)	2,495,231	2,357,066
Leases - Liabilities (Note 17)	13,764,868	12,575,846
Leases - Assets (Note 17)	(234,246)	(240,387)
Less: Cash and cash equivalents (Note 4)	(3,610,324)	(3,258,743)
FIC (Note 5)	(2,274,316)	(2,434,441)
Net debt	10,141,213	8,999,341
Other derivatives (Note 36)	-	522,822
Financing of 5G License	971,081	990,775
Adjusted net debt	11,112,294	10,512,938
EBITDA (i) (last 12 months)	13,421,719	12,532,722
Financial leverage index	0.83	0.84

Reconciliation, net profit for the year:

Net profit for the year	4,311,984	3,153,881
Net financial income (loss)	1,784,021	1,884,224
Income tax and social contribution	248,027	468,582
Depreciation and amortization	7,077,687	7,026,035
EBITDA (i)	13,421,719	12,532,722

(i)	EBITDA: Earnings before interest, tax, depreciation and amortization (it is not an accounting metric)

Schedule of changes in financial liabilities

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2024	3,035,501	12,575,846	(678,434)
Inflow	-	2,933,767	-
Cancellations/termination (i)	-	(179,003)	522,822
Financial charges	240,493	1,644,044	38,969
Net foreign exchange variations	(3,558)	-	3,544
Receipt (Payment) of principal (ii)	(387,312)	(1,563,393)	7,275
Payment of interest	(106,401)	(1,646,393)	(177,668)

December 31, 2025	2,778,723	13,764,868	(283,492)

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2023	3,770,946	12,256,775	(567,698)
Inflow	503,351	2,639,801	(20,370)
Cancellations	-	(493,143)	-
Financial charges	261,094	1,471,288	136,107
Net foreign exchange variations	57,125	-	(57,143)
Payment of principal (ii)	(1,413,497)	(1,838,667)	(13,255)
Payment of interest	(143,518)	(1,460,208)	(156,075)
December 31, 2024	3,035,501	12,575,846	(678,434)

	Loans and financing	Lease liability	Derivative financial instruments (assets) liabilities

December 31, 2022	4,969,825	12,831,865	(508,251)
Additions	-	2,365,659	122,218
Cancellations	-	(1,072,708)	-
Financial charges	319,861	1,365,024	95,115
Net foreign exchange variations	(115,283)	-	115,282
Payment of principal (ii)	(1,197,950)	(1,812,508)	(13,987)
Payment of interest	(205,507)	(1,420,557)	(378,075)

December 31, 2023	3,770,946	12,256,775	(567,698)

(i)	Regarding the derivative instruments in 2025, it refers to the impact of the agreement with C6 where the derivatives were fully written off during the year (see Note 12).

(ii)	Lease liability payments include payments of fines of R$ 37 million (R$ 287 million in 2024 and R$ 238 million in 2023).